Loans - Investment Loans Value and Yield Activity (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Acquired loans
Loans, held-for-investment					$ 1,467,322		$ 1,560,938
Loans, Held-for-investment					1,603,666		1,730,557
Non-credit impaired loans
Acquired loans
Loans, held-for-investment					1,344,173		1,401,476
Loans, Held-for-investment					1,415,314		1,487,486
Accretable discount	$ (68,966)	$ (94,022)	$ (81,886)	$ (111,977)	(66,679)	$ (68,966)	(81,886)	$ (89,127)	$ (94,022)	$ (111,977)
Recorded investment					1,348,635		1,405,600
Loan receivable allowance					4,462	3,714	4,124	5,290	2,977	748
Accretable yield
Beginning accretable yield	(68,966)	(94,022)	(81,886)	(111,977)
Purchases	(2,474)	(16)	(2,407)	(826)
Sales	371	2,426	824	4,705
Accretion	6,254	4,905	15,228	15,337
Other	661	99	340	1,631
Transfers	2,525	2,519	1,222	2,003
Ending accretable yield	(66,679)	(89,127)	(66,679)	(89,127)
Credit impaired loans
Acquired loans
Loans, held-for-investment					123,149		159,462
Loans, Held-for-investment					188,352		243,071
Non-accretable discount					(26,818)		(28,580)
Accretable discount	(30,840)	(49,552)	(42,031)	(59,535)	(27,866)	(30,840)	(42,031)	(41,780)	(49,552)	(59,535)
Recorded investment					133,668		172,460
Loan receivable allowance					10,519	$ 11,980	12,998	12,167	$ 11,586	$ 12,798
Contractually required principal and interest payments receivable					2,300			3,900
Expected cash flows					1,800			2,400
Fair value (initial carrying amount)					1,100			$ 1,800
Accretable yield
Beginning accretable yield	(30,840)	(49,552)	(42,031)	(59,535)
Purchases	(676)		(676)	(571)
Sales	1,521	4,988	6,448	9,094
Accretion	1,414	6,357	5,487	23,674
Other	(1)	(1,682)	(3,038)	(2,871)
Transfers	(716)	1,891	5,944	(11,571)
Ending accretable yield	$ (27,866)	$ (41,780)	$ (27,866)	$ (41,780)
Sutherland
Acquired loans
Loans, held-for-investment					923,465		927,218
Loan receivable allowance					$ 11,629		$ 12,255